Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
FVOCI Securities	$ 68,668	$ 66,696	$ 62,440
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	68,407		63,733
Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	600		45
Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	339		1,338
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	68,668		62,440
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	12,882		12,884
Canadian federal government [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	56		1
Canadian federal government [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	10		80
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	12,928		12,805
Canadian provincial and municipal governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,517		6,896
Canadian provincial and municipal governments [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	91		8
Canadian provincial and municipal governments [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	2		42
Canadian provincial and municipal governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,606		6,862
US federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	17,337		17,403
US federal government [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	229		4
US federal government [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	97		584
US federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	17,469		16,823
US State Municipal And Agencies Debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,038		3,694
US State Municipal And Agencies Debt [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	41		16
US State Municipal And Agencies Debt [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	10		55
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,069		3,655
Other governments member [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,307		4,818
Other governments member [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	78		2
Other governments member [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	3		30
Other governments member [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,382		4,790
National housing act mortgage backed securities [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	2,365		2,382
National housing act mortgage backed securities [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	21		6
National housing act mortgage backed securities [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	1		18
National housing act mortgage backed securities [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	2,385		2,370
US agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	12,994		11,811
US agency MBS and CMO [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	29		2
US agency MBS and CMO [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	212		496
US agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	12,811		11,317
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,898		3,783
Corporate debt [member] | Gross unrealized gains [member]
Disclosure of financial assets [line items]
FVOCI Securities	55		6
Corporate debt [member] | Gross unrealized losses [member]
Disclosure of financial assets [line items]
FVOCI Securities	4		33
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,949		3,756
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	69		62
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 69		$ 62